Share Capital (Details) - USD ($) $ in Millions	Sep. 30, 2026	Nov. 30, 2025	Jun. 30, 2026
Share Capital [Line Items]
Issued for debt (in Dollars)		$ 3.5
Installment amount (in Dollars)		$ 0.3
Trade payables (in Dollars)			$ 0.9
Forecast [Member]
Share Capital [Line Items]
Amount of final instalment (in Dollars)	$ 0.2
Ordinary shares [member]
Share Capital [Line Items]
Trade payables (in Dollars)			$ 1.1